Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Summary of trade receivables and contract assets

		Between	Between	Between
	Within	6 months	1 to 2	2 to 3	After 3
As of December 31, 2020	6 months	to 1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
IVD product customers
Expected loss rate	5%	13%	45%	84%	100%
Trade receivables and contract assets, gross	48,657	28,564	3,457	—	—	80,678
Loss allowance	2,641	3,790	1,571	—	—	8,002

Hospital customers
Expected loss rate	4%	4%	7%	22%	100%
Trade receivables and contract assets, gross	13,028	9,329	13,660	625	53	36,695
Loss allowance	461	356	910	135	53	1,915

Other customers
Expected loss rate	6%	17%	43%	94%	100%
Trade receivables and contract assets, gross	56,419	3,154	4,187	937	30	64,727
Loss allowance	3,202	546	1,819	882	30	6,479
3.	Financial risk management (Continued)
3.1	Financial risk factors (Continued)
(b)	Credit risk (Continued)

		Between	Between	Between
	Within	6 months	1 to 2	2 to 3	After 3
As of December 31, 2021	6 months	to 1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
IVD product customers
Expected loss rate	9%	19%	34%	81%	100%
Trade receivables and contract assets, gross	135,288	29,937	34,985	2,310	—	202,520
Loss allowance	11,984	5,628	11,896	1,880	—	31,388

Hospital customers
Expected loss rate	13%	14%	29%	55%	100%
Trade receivables and contract assets, gross	19,872	9,784	17,046	13,521	612	60,835
Loss allowance	2,504	1,356	4,995	7,376	612	16,843

Other customers
Expected loss rate	3%	12%	26%	54%	100%
Trade receivables and contract assets, gross	67,076	6,388	4,344	1,587	548	79,943
Loss allowance	1,859	765	1,144	863	548	5,179

Summary of financial instruments with preferred rights

		Between	Between
	Less than	1 and 2	2 and 5	Over 5
	1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Borrowings	60,689	5,779	—	—	66,468
Lease liabilities	19,094	16,833	28,705	3,004	67,636
Trade payables	34,071	—	—	—	34,071
Other payables	56,206	—	—	—	56,206
Amounts due to related parties	24	—	—	—	24
Total	170,084	22,612	28,705	3,004	224,405

As of December 31, 2021

Borrowings	20,206	—	—	—	20,206
Lease liabilities	22,811	19,850	16,351	1,682	60,694
Trade payables	55,767	—	—	—	55,767
Other payables	92,488	—	—	—	92,488
Amounts due to related parties	3	—	—	—	3
Other non-current liabilities	—	—	13,961	—	13,961
Total	191,275	19,850	30,312	1,682	243,119

Summary of asset or liability that are not based on observable

		Level 1	Level 2	Level 3	Total
	Notes	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Assets
Financial assets at fair value through profit or loss
— other investments	21(i)	—	—	19,609	19,609
— wealth management products	21(ii)	—	—	130,002	130,002
— equity security	21(iii)	10,292	—	—	10,292
Derivative financial instruments — foreign currency forwards	22	—	196	—	196
Total		10,292	196	149,611	160,099

As of December 31, 2021

Assets
Financial assets at fair value through profit or loss
— other investments	21(i)	—	—	49,780	49,780
— wealth management products	21(ii)	—	—	144,361	144,361
— equity security	21(iii)	7,082	—	—	7,082
Derivative financial instruments — foreign currency forwards	22	—	2,002	—	2,002
Total		7,082	2,002	194,141	203,225

Summary of movements in level 3 instruments

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wealth management products
Opening balance	38,597	122,224	130,002
Additions	479,100	1,628,558	1,650,355
Gain/(loss) recognized in other income and gains – net (Note 9)	947	4,652	(5,867)
Redemptions	(396,420)	(1,625,106)	(1,628,463)
Exchange differences	—	(326)	(1,666)
Closing balance	122,224	130,002	144,361
Other investments
Opening balance	—	—	19,609
Additions	—	19,000	28,895
Fair value change recognized in profit or loss (Note 9)	—	609	1,668
Exchange differences	—	—	(392)
Closing balance	—	19,609	49,780